Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 34.2%
Communication Services 3.2%
Entertainment 0.2%
NetEase, Inc. (ADR)	535	81,315
Walt Disney Co.	1,300	148,850
		230,165
Interactive Media & Services 3.0%
Alphabet, Inc. "A"	4,726	1,148,891
Alphabet, Inc. "C"	4,380	1,066,749
Tencent Holdings Ltd. (ADR)	15,036	1,280,315
		3,495,955
Consumer Discretionary 3.6%
Automobile Components 0.6%
Aptiv PLC*	8,200	707,004
Automobiles 0.8%
Ferrari NV	462	224,233
Mahindra & Mahindra Ltd. (GDR) REG S	17,993	690,931
		915,164
Broadline Retail 0.7%
Amazon.com, Inc.*	1,100	241,527
MercadoLibre, Inc.*	41	95,815
Next PLC	118	19,672
Prosus NV	5,496	388,320
		745,334
Hotels, Restaurants & Leisure 1.0%
Booking Holdings, Inc.	170	917,876
Carnival Corp.*	8,683	251,025
		1,168,901
Specialty Retail 0.5%
Ulta Beauty, Inc.*	1,110	606,892
Textiles, Apparel & Luxury Goods 0.0%
Hermes International SCA	16	39,322
Consumer Staples 1.8%
Beverages 0.1%
Anheuser-Busch InBev SA	1,414	84,523
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	1,022	945,994
Food Products 0.0%
Nestle SA (Registered)	220	20,217

Household Products 0.2%
Reckitt Benckiser Group PLC	3,071	236,378
Personal Care Products 0.2%
L'Oreal SA	283	123,025
Unilever PLC	826	48,825
		171,850
Tobacco 0.5%
Altria Group, Inc.	5,355	353,751
Japan Tobacco, Inc.	7,400	243,478
		597,229
Energy 1.3%
Oil, Gas & Consumable Fuels 1.3%
EOG Resources, Inc.	900	100,908
EQT Corp.	3,856	209,882
Expand Energy Corp.	10,925	1,160,672
		1,471,462
Financials 6.0%
Banks 2.0%
Bank Hapoalim BM	4,711	95,660
Canadian Imperial Bank of Commerce	8,424	673,157
Danske Bank A/S	4,042	172,529
DBS Group Holdings Ltd.	3,900	154,673
DNB Bank ASA	1,847	50,376
Erste Group Bank AG	222	21,753
HSBC Holdings PLC	22,932	323,586
KB Financial Group, Inc. (ADR)	1,178	97,668
NatWest Group PLC	8,434	59,270
Shinhan Financial Group Co., Ltd. (ADR)	6,434	324,080
Skandinaviska Enskilda Banken AB "A"	16,109	315,410
		2,288,162
Capital Markets 0.6%
3i Group PLC	8,942	492,931
Hong Kong Exchanges & Clearing Ltd.	3,000	170,415
		663,346
Consumer Finance 0.9%
American Express Co.	941	312,562
Synchrony Financial	9,713	690,109
		1,002,671
Financial Services 0.0%
PayPal Holdings, Inc.*	964	64,646
Insurance 2.5%
Fairfax Financial Holdings Ltd.	57	99,722
Hannover Rueck SE	915	276,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	915	585,302
Progressive Corp.	200	49,390
QBE Insurance Group Ltd.	35,067	479,108
Swiss Re AG	597	110,782
Travelers Companies, Inc.	4,605	1,285,808
		2,886,254

Health Care 2.9%
Health Care Equipment & Supplies 0.1%
Dexcom, Inc.*	1,525	102,617
Pharmaceuticals 2.8%
Daiichi Sankyo Co., Ltd.	48,200	1,082,614
Eli Lilly & Co.	344	262,472
Novartis AG (Registered)	11,156	1,431,942
Pfizer, Inc.	15,737	400,979
		3,178,007
Industrials 3.7%
Aerospace & Defense 0.5%
Airbus SE	2,053	478,566
Safran SA	181	64,063
		542,629
Building Products 0.6%
Trane Technologies PLC	1,684	710,580
Construction & Engineering 0.3%
Ferrovial SE	5,131	294,831
Ground Transportation 1.8%
Central Japan Railway Co.	42,100	1,208,885
Uber Technologies, Inc.*	8,785	860,666
		2,069,551
Machinery 0.4%
Dover Corp.	2,249	375,201
Kone Oyj "B"	1,371	93,492
		468,693
Passenger Airlines 0.0%
Ryanair Holdings PLC	1,207	35,325
Transportation Infrastructure 0.1%
Aena SME SA 144A	667	18,263
Transurban Group (Units)	8,789	80,307
		98,570
Information Technology 9.1%
Communications Equipment 0.7%
Arista Networks, Inc.*	5,513	803,299
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp. "A"	15,577	1,927,654
IT Services 0.4%
CGI, Inc.	214	19,061
Cognizant Technology Solutions Corp. "A"	1,071	71,832
MongoDB, Inc.*	1,100	341,418
		432,311
Semiconductors & Semiconductor Equipment 3.7%
ASML Holding NV	42	40,914
Broadcom, Inc.	5,138	1,695,078
Lam Research Corp.	3,856	516,318

NVIDIA Corp.	7,686	1,434,054
NXP Semiconductors NV	600	136,638
QUALCOMM, Inc.	2,958	492,093
		4,315,095
Software 2.1%
Adobe, Inc.*	1,167	411,659
Autodesk, Inc.*	2,348	745,889
Intuit, Inc.	388	264,969
Microsoft Corp.	1,853	959,762
		2,382,279
Technology Hardware, Storage & Peripherals 0.5%
Pure Storage, Inc. "A"*	7,356	616,507
Samsung Electronics Co., Ltd. (GDR) REG S	16	23,904
		640,411
Materials 1.2%
Chemicals 0.2%
Corteva, Inc.	2,500	169,075
Metals & Mining 1.0%
Agnico Eagle Mines Ltd.	2,300	387,383
Gold Fields Ltd. (ADR)	5,396	226,416
Newmont Corp.	600	50,586
Nucor Corp.	3,940	533,594
		1,197,979
Real Estate 0.6%
Retail REITs 0.3%
Simon Property Group, Inc.	1,700	319,039
Specialized REITs 0.3%
Equinix, Inc.	535	419,033
Utilities 0.8%
Electric Utilities 0.5%
Edison International	9,426	521,070
Enel SpA	5,238	49,723
		570,793
Multi-Utilities 0.3%
National Grid PLC	10,516	150,763
Veolia Environnement SA	7,108	242,754
		393,517
Total Common Stocks (Cost $33,891,984)		39,412,757

Preferred Stocks 2.0%
Financials 1.3%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.349% (a)	14,427	376,112
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 8.267% (a)	10,000	254,100
KeyCorp., Series E, 6.125%	10,000	251,700
Morgan Stanley, Series K, 5.85%	10,000	244,900
Wells Fargo & Co., Series Y, 5.625%	15,000	372,000
		1,498,812

Real Estate 0.7%
Kimco Realty Corp., Series L (REIT), 5.125%	15,000	320,850
Prologis, Inc., Series Q (REIT), 8.54%	164	9,072
Simon Property Group, Inc., Series J (REIT), 8.375%	8,000	427,920
		757,842
Total Preferred Stocks (Cost $2,574,794)		2,256,654

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $204)	200	204

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,284)	170	781

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 23.5%
Communication Services 1.0%
AT&T, Inc., 3.55%, 9/15/2055	110,000	75,803
Charter Communications Operating LLC:
5.85%, 12/1/2035	106,000	107,012
6.384%, 10/23/2035	100,000	104,763
Paramount Global:
4.2%, 6/1/2029	225,000	221,192
4.6%, 1/15/2045	60,000	46,765
4.95%, 1/15/2031	150,000	148,289
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054	80,000	82,830
Videotron Ltd., 144A, 5.7%, 1/15/2035	185,000	188,530
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	175,000	160,344
		1,135,528
Consumer Discretionary 1.0%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	200,000	196,730
6.5%, 2/7/2035 (d)	200,000	205,471
General Motors Co.:
5.625%, 4/15/2030	212,000	219,786
6.25%, 4/15/2035	100,000	105,171
Las Vegas Sands Corp., 5.625%, 6/15/2028	129,000	131,883
Marriott International, Inc., 5.5%, 4/15/2037	210,000	214,607
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036 (e)	107,000	107,624
		1,181,272
Consumer Staples 0.2%
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	200,000	221,101
Energy 6.0%
BP Capital Markets PLC, 6.125%, Perpetual	450,000	466,088
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	450,000	467,392
Cheniere Energy, Inc., 4.625%, 10/15/2028	320,000	319,000
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	103,019

DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	400,000	390,266
144A, 5.8%, 12/15/2034	86,000	88,665
Ecopetrol SA, 7.75%, 2/1/2032	300,000	310,444
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	250,000	252,403
Energy Transfer LP:
6.5%, 2/15/2056	270,000	268,734
Series B, 6.625%, Perpetual	145,000	144,722
7.125%, 10/1/2054 (d)	150,000	155,260
144A, 7.375%, 2/1/2031	85,000	88,781
8.0%, 5/15/2054	175,000	187,009
EQT Corp., 5.75%, 2/1/2034	225,000	235,476
Expand Energy Corp., 5.375%, 2/1/2029	205,000	205,063
HF Sinclair Corp.:
5.5%, 9/1/2032	156,000	158,572
5.75%, 1/15/2031	156,000	161,464
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	179,000	183,730
NuStar Logistics LP, 6.375%, 10/1/2030	565,000	585,111
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	346,602
ONEOK, Inc., 144A, 6.5%, 9/1/2030	280,000	300,878
Petrobras Global Finance BV:
5.125%, 9/10/2030	225,000	222,376
6.25%, 1/10/2036	169,000	166,778
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056	200,000	198,426
6.2%, 3/15/2056	138,000	138,369
Plains All American Pipeline LP, 4.7%, 1/15/2031	65,000	65,138
Saudi Arabian Oil Co., 144A, 6.375%, 6/2/2055	210,000	223,855
Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	200,223
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	180,000	162,184
Western Midstream Operating LP, 5.45%, 11/15/2034	92,000	92,123
		6,888,151
Financials 8.8%
Acrisure LLC, 144A, 6.75%, 7/1/2032	286,000	294,490
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	200,000	209,339
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	130,000	129,287
144A, 5.75%, 10/1/2031	150,000	156,259
Bank of Montreal:
Series 6, 6.875%, 11/26/2085	200,000	203,547
7.7%, 5/26/2084	250,000	264,927
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	145,000	148,383
BGC Group, Inc., 144A, 6.15%, 4/2/2030	200,000	204,906
Blackstone Private Credit Fund:
5.25%, 4/1/2030	98,000	98,367
5.6%, 11/22/2029	250,000	254,387
6.0%, 11/22/2034 (d)	150,000	153,607
Block, Inc., 144A, 6.0%, 8/15/2033	23,000	23,553
BNP Paribas SA, 144A, 8.5%, Perpetual	280,000	299,139
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	350,000	354,930
Capital One Financial Corp., Series M, 3.95%, Perpetual	350,000	343,586
Charles Schwab Corp.:
Series H, 4.0%, Perpetual	250,000	234,591
Series F, 5.0%, Perpetual	469,000	459,495

Citigroup, Inc.:
6.02%, 1/24/2036	190,000	199,041
Series EE, 6.75%, Perpetual	200,000	203,053
Series FF, 6.95%, Perpetual	175,000	179,726
First Citizens BancShares, Inc., 5.6%, 9/5/2035	240,000	239,366
Goldman Sachs BDC, Inc., 5.65%, 9/9/2030	170,000	170,991
HSBC Holdings PLC, 6.95%, Perpetual	500,000	522,794
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	300,000	310,540
6.875%, Perpetual	350,000	368,640
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/2051	270,000	265,192
M&T Bank Corp., 5.385%, 1/16/2036	230,000	233,173
Morgan Stanley, 5.664%, 4/17/2036	140,000	147,708
Navient Corp., 5.5%, 3/15/2029 (d)	286,000	280,369
Nordea Bank Abp, 144A, 6.3%, Perpetual (d)	300,000	303,107
Royal Bank of Canada, 6.35%, 11/24/2084	650,000	641,106
Societe Generale SA:
144A, 5.512%, 5/22/2031	236,000	242,763
144A, 6.221%, 6/15/2033	225,000	236,424
State Street Corp., Series K, 6.45%, Perpetual	298,000	307,467
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	200,000	204,159
Synchrony Financial, 5.45%, 3/6/2031	200,000	203,793
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (d)	329,000	333,906
Truist Financial Corp., Series N, 6.669%, Perpetual	300,000	301,363
UBS Group AG, 144A, 4.375%, Perpetual	200,000	181,916
Wells Fargo & Co., 6.85%, Perpetual	250,000	262,723
		10,172,113
Health Care 0.6%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	150,000	142,050
CVS Health Corp.:
5.45%, 9/15/2035	100,000	101,760
6.2%, 9/15/2055	170,000	174,970
6.75%, 12/10/2054	213,000	219,866
		638,646
Industrials 1.3%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	26,250	26,262
BNSF Funding Trust I, 6.613%, 12/15/2055	250,000	249,743
Boeing Co., 6.858%, 5/1/2054	230,000	262,362
Delta Air Lines, Inc., 3.75%, 10/28/2029	135,000	131,190
Stanley Black & Decker, Inc., 5 yr. CMT + 2.657%, 6.707% (a), 3/15/2060	450,000	451,494
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	279,891	289,455
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	113,268
		1,523,774
Information Technology 0.7%
AppLovin Corp., 5.95%, 12/1/2054	83,000	84,084
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	200,000	212,480
HP, Inc., 6.1%, 4/25/2035	100,000	106,144
Oracle Corp.:
5.375%, 9/27/2054	245,000	225,062
5.5%, 9/27/2064	75,000	68,688
5.95%, 9/26/2055	96,000	95,705
		792,163

Materials 0.9%
Celanese U.S. Holdings LLC:
6.665%, 7/15/2027		64,000	65,645
6.85%, 11/15/2028		50,000	51,887
Chemours Co., 5.375%, 5/15/2027		350,000	349,711
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		200,000	209,981
Dow Chemical Co., 5.65%, 3/15/2036 (d)		160,000	160,797
Olin Corp., 5.0%, 2/1/2030 (d)		200,000	195,365
			1,033,386
Real Estate 0.5%
CBRE Services, Inc., 5.5%, 6/15/2035		90,000	92,701
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033		500,000	510,007
			602,708
Utilities 2.5%
CMS Energy Corp., 3.75%, 12/1/2050		350,000	323,125
Dominion Energy, Inc., 6.625%, 5/15/2055		260,000	269,081
Eversource Energy, 5.5%, 1/1/2034		220,000	227,175
Exelon Corp., 6.5%, 3/15/2055		133,000	139,011
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055		350,000	363,426
6.75%, 6/15/2054		98,000	105,324
NRG Energy, Inc., 144A, 5.407%, 10/15/2035 (e)		101,000	101,344
Pacific Gas and Electric Co., 5.9%, 10/1/2054		52,000	50,653
PacifiCorp, 5.8%, 1/15/2055		85,000	83,310
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	305,290
PG&E Corp., 7.375%, 3/15/2055		100,000	102,735
Sempra, 4.125%, 4/1/2052		390,000	379,460
Southern Co., Series 21-A, 3.75%, 9/15/2051		215,000	212,133
Southwestern Public Service Co., 6.0%, 6/1/2054		220,000	229,106
			2,891,173
Total Corporate Bonds (Cost $26,482,736)			27,080,015

Asset-Backed 7.6%
Automobile Receivables 0.9%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027		200,000	200,804
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		100,000	100,771
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031		59,000	59,725
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		250,000	255,695
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		340,000	342,581
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030		100,000	101,852
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031		35,438	35,753
			1,097,181
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027		100,000	100,622
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029		200,000	201,567
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030		250,000	252,450
			554,639

Home Equity Loans 0.3%
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	191,910	192,367
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	86,055	86,825
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	87,668	88,668
		367,860
Miscellaneous 5.9%
AB BSL CLO 5 Ltd., “B”, Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.025% (a), 1/20/2038	600,000	601,601
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.219% (a), 7/24/2037	500,000	501,602
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.537% (a), 10/20/2030	174,098	174,042
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.922% (a), 7/15/2038	250,000	250,670
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 6.029% (a), 4/15/2034	500,000	501,531
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.375% (a), 4/20/2035	250,000	250,327
Carlyle Global Market Strategies CLO Ltd., “A2R3”, Series 2015-5A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.975% (a), 1/20/2032	430,000	430,400
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	520,231	401,888
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	150,000	152,374
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	84,000	84,941
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (a), 7/20/2038	250,000	251,109
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	250,000	253,897
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	52,083	52,928
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	119,400	121,678
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 3 mo. USD Term SOFR + 2.162%, 6.484% (a), 7/17/2034	250,000	250,000
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	263,772	207,880
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 6.035% (a), 7/20/2037	350,000	350,746
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.925% (a), 4/20/2037	500,000	502,029
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.044% (a), 7/20/2038	250,000	250,909
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.725% (a), 1/20/2038	400,000	399,494
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	100,505
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	203,891
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	62,000	62,147
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.865% (a), 7/20/2038	300,000	300,388
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	100,000	103,485
		6,760,462
Total Asset-Backed (Cost $8,880,399)		8,780,142

Mortgage-Backed Securities Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp.: 6.0%, with various maturities from 3/1/2038 until 1/1/2055	473,852	488,033

Federal National Mortgage Association:
4.5%, 9/1/2035	2,256	2,262
5.0%, 10/1/2055, TBA	400,000	396,684
5.5%, 10/1/2055, TBA	700,000	705,894
6.0%, 2/1/2055	481,663	495,380
Government National Mortgage Association, 5.5%, 10/1/2055, TBA	2,500,000	2,518,500
Total Mortgage-Backed Securities Pass-Throughs (Cost $4,608,324)		4,606,753

Commercial Mortgage-Backed Securities 2.6%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203% (a), 5/15/2035	200,000	186,000
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.863% (a), 12/5/2038	180,000	195,035
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (a), 12/10/2041	169,000	174,756
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	87,104
BPR Trust, “B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.415% (a), 9/15/2038	100,000	99,629
BX Trust, “D”, Series 2019-OC11, 144A, 4.075% (a), 12/9/2041	150,000	141,862
BXP Trust, “B”, Series 2021-601L, 144A, 2.868% (a), 1/15/2044	250,000	215,570
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.106% (a), 1/25/2051	194,000	199,793
IRV Trust, “C”, Series 2025-200P, 144A, 5.921% (a), 3/14/2047	127,000	126,139
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	210,392
“A”, Series 2016-NINE, 144A, 2.949% (a), 9/6/2038	187,000	183,917
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	236,167
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.407% (a), 6/15/2035	387,634	331,584
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.091% (a), 6/15/2039	190,000	190,356
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.22% (a), 8/15/2038	99,172	98,807
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	159,000	163,820
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.593% (a), 2/15/2042	200,000	198,938
Total Commercial Mortgage-Backed Securities (Cost $2,895,371)		3,039,869

Collateralized Mortgage Obligations 4.4%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	361,194	314,096
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	28,697	4,255
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (a), 12/25/2054	442,253	446,244
“FG”, Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.256% (a), 11/25/2053	2,124,217	2,147,136
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.921% (a), 3/25/2049	125,526	127,283
Government National Mortgage Association:
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	1,362,938	183,320
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 3.903% (a), 4/20/2055	482,869	471,763
“AZ”, Series 2023-120, 5.5%, 8/20/2053	231,956	232,752
“UZ”, Series 2025-41, 6.0%, 3/20/2055	246,991	246,857
JPMorgan Mortgage Trust:
“A1”, Series 2025-DSC1, 144A, 5.577% (a), 9/25/2065	192,290	194,111
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.606% (a), 12/25/2054	103,616	103,407
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054	412,669	414,888
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.506% (a), 7/25/2059	212,907	224,307
Total Collateralized Mortgage Obligations (Cost $5,013,092)		5,110,419

Government & Agency Obligations 14.0%
Sovereign Bonds 3.1%
African Development Bank, 5.875%, Perpetual		400,000	400,000
Brazilian Government International Bond, 6.0%, 10/20/2033		200,000	204,800
Colombia Government International Bond, 5.0%, 9/19/2032	EUR	755,000	875,184
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		400,000	405,824
Indonesia Government International Bond, 4.75%, 9/10/2034		300,000	299,283
Mexico Cetes, Zero Coupon, 3/5/2026	MXN	22,000,000	1,163,997
Mexico Government International Bond, 6.875%, 5/13/2037		200,000	215,700
			3,564,788
U.S. Treasury Obligations 10.9%
U.S. Treasury Bills, 3.613% (f), 8/6/2026 (g)		3,900,000	3,780,980
U.S. Treasury Bonds, 4.625%, 2/15/2055		513,700	504,951
U.S. Treasury Notes:
3.875%, 7/31/2027		5,976,900	6,001,415
3.875%, 8/31/2032		250,000	249,258
4.0%, 3/31/2030		875,600	885,621
4.25%, 8/15/2035		1,104,100	1,113,071
			12,535,296
Total Government & Agency Obligations (Cost $16,025,139)			16,100,084

	Shares	Value ($)

Exchange-Traded Funds 3.1%
iShares Core International Aggregate Bond ETF	61,132	3,131,792
SPDR Blackstone Senior Loan ETF	10,000	415,800
Total Exchange-Traded Funds (Cost $3,511,334)		3,547,592

Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (h) (i) (Cost $1,600,233)	1,600,233	1,600,233

Cash Equivalents 7.6%
DWS Central Cash Management Government Fund, 4.18% (h) (Cost $8,820,920)	8,820,920	8,820,920

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $114,334,814)	104.4	120,356,423
Other Assets and Liabilities, Net	(4.4)	(5,061,043)
Net Assets	100.0	115,295,380
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (h) (i)
2,815,627	—	1,215,394 (j)	—	—	6,303	—	1,600,233	1,600,233
Cash Equivalents 7.6%
DWS Central Cash Management Government Fund, 4.18% (h)
4,085,757	64,662,365	59,927,202	—	—	185,952	—	8,820,920	8,820,920
6,901,384	64,662,365	61,142,596	—	—	192,255	—	10,421,153	10,421,153

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $1,547,676, which is 1.3% of net assets.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
CMT: Constant Maturity Treasury
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust

S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
DAX Index	EUR	12/19/2025	4	2,796,131	2,819,013	22,882
E-Mini S&P 500 Index	USD	12/19/2025	4	1,329,763	1,347,750	17,987
Eurex STOXX Europe 600 Index	EUR	12/19/2025	58	1,896,893	1,904,956	8,063
EURO STOXX 50 Index	EUR	12/19/2025	49	3,105,316	3,187,653	82,337
FTSE 100 Index	GBP	12/19/2025	16	2,004,040	2,024,343	20,303
MSCI Emerging Markets Index	USD	12/19/2025	45	3,007,629	3,059,325	51,696
MSCI World Index	USD	12/19/2025	116	15,957,068	16,042,800	85,732
Nikkei 225 Index	JPY	12/11/2025	8	2,347,607	2,433,783	86,176
Russell E-Mini 2000 Index	USD	12/19/2025	20	2,435,278	2,455,500	20,222
Ultra Long U.S. Treasury Bond	USD	12/19/2025	32	3,728,339	3,842,000	113,661
Total unrealized appreciation						509,059
At September 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/31/2025	34	3,710,432	3,712,641	(2,209)
Eurex 10 Year Euro BUND	EUR	12/8/2025	5	755,906	754,738	1,168
U.S. Treasury Long Bond	USD	12/19/2025	1	114,178	116,594	(2,416)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2025	27	3,077,126	3,107,109	(29,983)
Total net unrealized depreciation						(33,440)

At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,832,232	EUR	3,268,000	10/10/2025	6,448	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	1,290,000	USD	940,502	10/10/2025	13,177	Morgan Stanley
USD	3,279,919	EUR	2,800,000	11/28/2025	18,346	Barclays Bank PLC
Total unrealized appreciation					37,971

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	497,373	JPY	73,164,000	10/10/2025	(2,218)	State Street Bank and Trust
USD	1,102,180	GBP	817,500	10/10/2025	(2,673)	State Street Bank and Trust
USD	944,395	CAD	1,290,000	10/10/2025	(17,070)	State Street Bank and Trust
EUR	3,268,000	USD	3,824,146	10/10/2025	(14,534)	State Street Bank and Trust
USD	448,662	JPY	66,000,000	10/10/2025	(1,991)	State Street Bank and Trust
Total unrealized depreciation					(38,486)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,726,120	$—	$—	$3,726,120
Consumer Discretionary	3,511,070	671,547	—	4,182,617
Consumer Staples	1,299,745	756,446	—	2,056,191
Energy	1,471,462	—	—	1,471,462
Financials	3,597,142	3,307,937	—	6,905,079
Health Care	766,068	2,514,556	—	3,280,624
Industrials	1,946,447	2,273,732	—	4,220,179
Information Technology	10,460,135	40,914	—	10,501,049
Materials	1,367,054	—	—	1,367,054
Real Estate	738,072	—	—	738,072
Utilities	521,070	443,240	—	964,310
Preferred Stocks (a)	2,256,654	—	—	2,256,654
Rights	—	—	204	204
Warrants	—	—	781	781
Corporate Bonds (a)	—	27,080,015	—	27,080,015
Asset-Backed (a)	—	8,780,142	—	8,780,142
Mortgage-Backed Securities Pass-Throughs	—	4,606,753	—	4,606,753
Commercial Mortgage-Backed Securities	—	3,039,869	—	3,039,869
Collateralized Mortgage Obligations	—	5,110,419	—	5,110,419
Government & Agency Obligations (a)	—	16,100,084	—	16,100,084
Exchange-Traded Funds	3,547,592	—	—	3,547,592
Short-Term Investments (a)	10,421,153	—	—	10,421,153
Derivatives (b)
Futures Contracts	510,227	—	—	510,227
Forward Foreign Currency Contracts	—	37,971	—	37,971
Total	$46,140,011	$74,763,625	$985	$120,904,621

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(34,608)	$—	$—	$(34,608)
Forward Foreign Currency Contracts	—	(38,486)	—	(38,486)
Total	$(34,608)	$(38,486)	$—	$(73,094)
During the period ended September 30, 2025, the amount of transfers between Level 3 and Level 2 was $99,999. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
VS2GIB-PH3